(Loss)/Earnings Per Share (Details) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares		Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares		Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares
(Loss)/earnings per share [line items]
Loss for the year attributable to equity holders of the Company | $		$ (1,582)			$ (1,048)			$ (1,523)
Weighted average number of shares for basic (loss)/earnings per share		8,093,189			8,092,597			8,089,202
Dilutive effect of share options and restricted share units on number of ordinary shares	[1]	0			0			0
Weighted average number of shares for diluted (loss)/earnings per share		8,093,189			8,092,597			8,089,202
Loss per share, basic(ii) | (per share)		$ (0.1955)	$ (1.5242)	[2]	$ (0.1295)	$ (1.0100)	[2]	$ (0.1882)	$ (1.4590)	[2]
Loss per share, diluted(ii) | (per share)		$ (0.1955)	$ (1.5242)	[2]	$ (0.1295)	$ (1.0100)	[2]	$ (0.1882)	$ (1.4590)	[2]
Hong Kong, Dollars [Member]
(Loss)/earnings per share [line items]
Exchange rate for translation	[2]	7.7962	7.7962		7.7994	7.7994		7.7526	7.7526

[1]	The computation of the diluted loss per share for the years ended December 31, 2022, 2021 and 2020 did not assume the exercise of the Company's share options because the exercise would result in a decrease in loss per share.
[2]	The translation of US$ amounts into HK$ amounts has been made at the exchange rate on December 31, 2022, 2021 and 2020 of US$1.00 to HK$7.7962, US$1.00 to HK$7.7994 and US$1.00 to HK$7.7526, respectively.